Stockholders' Equity (Details Narrative) - USD ($)				12 Months Ended
	Oct. 29, 2015	Feb. 26, 2015	Dec. 12, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, authorized				20,000,000	20,000,000
Preferred stock, outstanding
Preferred stock, issued
Value of shares issued					$ 1,000,000
Share-based compensation				$ 416,532	$ 611,557
Photomedex, Inc. [Member]
Preferred stock, authorized				5,000,000	5,000,000
Preferred stock, par value				$ 0.01	$ 0.01
Preferred stock, outstanding				0	0
Preferred stock, issued				0	0
Share closing price				$ 2.20
Share-based compensation				$ 1,969,000	$ 6,309,000
Unrecognized compensation cost				$ 1,704,000
Unrecognized compensation cost expected to recognized period				1 year 10 months 10 days
Photomedex, Inc. [Member] | Non-Employee Director Stock Option Plan [Member]
Number of shares authorized				74,000
Number of shares reserved for future issuance under stock option				2,135
Number of shares available for future issuance				71,364
Number of shares reserved for outstanding options				12,079
Photomedex, Inc. [Member] | 2005 Equity Compensation Plan [Member]
Number of shares authorized				1,200,000
Number of shares reserved for future issuance under stock option				519,078
Number of shares available for future issuance				547,273
Number of shares reserved for outstanding options				133,649
Photomedex, Inc. [Member] | Warrant [Member]
Number of shares issued/granted
Increase in warrants price			$ 0.50
Exercise price			$ 2.25
Weighted average exercise price				$ 11.25	$ 11.25	$ 18.05
Date from which warrants exercisable			Dec. 12, 2017
Photomedex, Inc. [Member] | Nonvested Restricted Stock [Member]
Number of shares issued/granted					299,000
Weighted average exercise price				$ 11.07	$ 10.55	$ 21.60
Non Employee Director [Member] | Photomedex, Inc. [Member]
Number of common shares issued	1,000
Value of shares issued	$ 75,000
Employee [Member] | Photomedex, Inc. [Member] | Restricted Stock [Member]
Number of shares issued/granted		299,000
Purchase price		$ 0.01
Stock options expiration period		4 years
Aggregate fair value		$ 2,766,000